UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10637

        Nuveen Ohio Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:         10/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
	October 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.3% (4.3% of Total Investments)
$ 1,990	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$2,090,913
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 16.1% (10.9% of Total Investments)
350	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	366,230
	2006, 5.000%, 7/01/41
2,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University,	10/12 at 100.00	AA–	2,177,480
	Series 2002B, 5.500%, 10/01/22
1,125	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A2	1,230,514
	2002, 5.750%, 5/01/16
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa1	516,755
	2005, 5.000%, 12/01/24
1,000	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	AAA	1,070,700
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured

4,975	Total Education and Civic Organizations			5,361,679

	Health Care – 10.7% (7.2% of Total Investments)
360	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	No Opt. Call	Baa1	363,078
	Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08
1,750	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A	1,865,535
	Series 2002A, 5.500%, 8/15/22
160	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	171,013
	Inc., Series 2006, 5.250%, 5/15/21
500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%,	5/14 at 100.00	AA	522,075
	5/01/30
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	364,828
	Obligated Group, Series 2000B, 6.375%, 11/15/30
250	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	265,525
	5.250%, 11/15/36

3,355	Total Health Care			3,552,054

	Housing/Multifamily – 1.0% (0.7% of Total Investments)
	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna
	Homes, Series 2006M:
150	4.450%, 10/01/09 (WI/DD Settting 11/01/06)	No Opt. Call	Aaa	150,065
200	4.900%, 6/20/48 (Alternative Minimum Tax) (WI/DD Settting 11/01/06)	6/16 at 102.00	AAA	201,152

350	Total Housing/Multifamily			351,217

	Housing/Single Family – 4.1% (2.8% of Total Investments)
190	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	191,858
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
610	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	617,460
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
45	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	45,541
	Revenue Bonds, Series 2000F, 5.625%, 9/01/16
500	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	513,805
	9/01/31 (Alternative Minimum Tax)

1,345	Total Housing/Single Family			1,368,664

	Long-Term Care – 1.6% (1.1% of Total Investments)
500	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series	10/08 at 102.00	BBB	520,215
	1999A, 5.750%, 10/01/19

	Tax Obligation/General – 41.3% (28.0% of Total Investments)
2,000	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, Unlimited Tax	12/08 at 102.00	AAA	2,098,360
	General Obligation School Improvement Bonds, Series 1998, 5.300%, 12/01/25 – FGIC Insured
300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	322,143
1,475	Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 101.00	Aaa	1,650,540
	5.750%, 12/01/21 – FGIC Insured
2,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%,	12/11 at 100.00	Aa2	2,154,800
	12/01/28
1,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aaa	1,062,100
	5.000%, 12/01/22 – MBIA Insured
1,270	Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 – AMBAC Insured	12/12 at 100.00	Aaa	1,346,429
500	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	535,585
	2006, 5.000%, 12/01/25 – FSA Insured
1,190	Miami East Local School District, Miami County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	1,260,627
	5.125%, 12/01/29 – FSA Insured
1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%,	9/11 at 100.00	AA+	1,056,290
	9/15/20
1,000	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AAA	1,090,600
	Bonds, Series 2004A, 5.250%, 12/01/21 – FGIC Insured
1,130	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/18	12/12 at 100.00	AA+	1,205,213

12,865	Total Tax Obligation/General			13,782,687

	Tax Obligation/Limited – 19.9% (13.5% of Total Investments)
600	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AAA	630,282
	5.000%, 12/01/33 – FGIC Insured
1,000	Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series	5/13 at 100.00	A	1,038,470
	2003, 5.000%, 11/01/30
1,250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/12 at 100.00	AAA	1,358,525
	Series 2002A, 5.500%, 4/01/18 – FSA Insured
200	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	213,064
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
1,000	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II,	No Opt. Call	AAA	1,057,490
	5.500%, 12/01/09 – MBIA Insured
2,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	AAA	2,341,280
	1993L, 5.500%, 7/01/21 – FSA Insured

6,050	Total Tax Obligation/Limited			6,639,111

	Transportation – 5.4% (3.6% of Total Investments)
1,550	Ohio Turnpike Commission, Revenue Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AAA	1,786,112

	U.S. Guaranteed – 33.6% (22.8% of Total Investments) (4)
1,000	Akron, Ohio, Sanitary Sewer System Revenue Refunding Bonds, Series 1997, 5.550%, 12/01/16	12/06 at 101.00	AAA	1,011,620
	(Pre-refunded 12/01/06) – MBIA Insured
1,000	Hamilton County, Ohio, Sewer System Revenue Refunding and Improvement Bonds, Metropolitan	12/11 at 100.00	AAA	1,078,640
	Sewer District of Greater Cincinnati, Series 2001A, 5.250%, 12/01/18 (Pre-refunded 12/01/11) –
	MBIA Insured
1,000	Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 100.00	AA– (4)	1,097,030
1,000	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	4/10 at 101.00	A (4)	1,108,040
	1999, 6.750%, 4/01/18 (Pre-refunded 4/01/10)
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%,	9/11 at 100.00	AA (4)	1,083,780
	9/01/12 (Pre-refunded 9/01/11)
1,000	Ohio State University, General Receipts Bonds, Series 1999A, 5.800%, 12/01/29 (Pre-refunded	12/09 at 101.00	AA (4)	1,074,800
	12/01/09)
1,230	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	1,312,545
	5.000%, 12/01/21 (Pre-refunded 12/01/11) – FSA Insured
1,000	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement	11/08 at 101.00	N/R (4)	1,043,570
	Bonds, Series 1998, 5.375%, 11/01/29 (Pre-refunded 11/01/08)
1,535	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	AAA	1,655,712
	Bonds, School Facilities Construction and Improvement, Series 2001, 5.250%, 12/01/20
	(Pre-refunded 12/01/11) – FGIC Insured
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	N/R (4)	738,474
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)

10,430	Total U.S. Guaranteed			11,204,211

	Utilities – 4.8% (3.3% of Total Investments)
1,500	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	Aaa	1,608,810
	Series 2002, 5.250%, 2/15/17 – MBIA Insured

	Water and Sewer – 0.8% (0.6% of Total Investments)
270	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	285,800
	5.000%, 12/01/21 – FSA Insured

$ 45,180	Total Long-Term Investments (cost $45,792,556) – 145.6%			48,551,473

	Short-Term Investments – 1.8% (1.2% of Total Investments)
$ 600	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	600,000
	Obligations, Series 1985, 3.410%, 12/01/15 – MBIA Insured (5)

$ 600	Total Short-Term Investments (cost $600,000)			600,000

	Total Investments (cost $46,392,556) – 147.4%			49,151,473

	Other Assets Less Liabilities – 2.1%			684,264

	Preferred Shares, at Liquidation Value – (49.5)%			(16,500,000)

	Net Assets Applicable to Common Shares – 100%			$33,335,737

Forward Swaps outstanding at October 31, 2006:

			Fund		Fixed Rate			Unrealized
	Notional	Floating Rate	Pay/Receive	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Index	Floating Rate	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Goldman Sachs	$3,600,000	3-Month USD-LIBOR	Pay	5.682%	Semi-Annually	7/10/07	7/10/12	$(104,883)
Goldman Sachs	1,100,000	3-Month USD-LIBOR	Receive	5.803	Semi-Annually	7/10/07	7/10/37	87,761

								$ (17,122)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

Futures Contracts outstanding at October 31, 2006:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	October 31, 2006	(Depreciation)

U.S. 10-Year Treasury Notes	Long	17	12/06	$1,839,719	$23,457

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $46,379,488.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$2,784,893
Depreciation	(12,908)

Net unrealized appreciation (depreciation) of investments	$2,771,985

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2006

* Print the name and title of each signing officer under his or her signature.